Convertible debentures (Schedule of detailed information about underlying assumptions) (Details) - Derivative liabilities [Member] - USD ($)	12 Months Ended
	Oct. 31, 2020	Oct. 31, 2019
Convertible Debentures [Line Items]
Share price	$ 0.02	$ 0.02
Expected dividend yield	0.00%	0.00%
CDN to USD exchange rate (as applicable)	$ 0.7567	$ 0.7582
Minimum [Member]
Convertible Debentures [Line Items]
Exercise price	$ 0.01	$ 0.01
Volatility factor (based on historical volatility)	100.00%	173.00%
Risk free interest rate	0.10%	1.67%
Expected life of conversion features (in months)	0 months	0 months
Call value	$ 0	$ 0
Maximum [Member]
Convertible Debentures [Line Items]
Exercise price	$ 0.11	$ 0.11
Volatility factor (based on historical volatility)	187.00%	321.00%
Risk free interest rate	0.19%	1.69%
Expected life of conversion features (in months)	12 months	12 months
Call value	$ 0.02	$ 0.02